Business Combinations and Acquisitions (Details) - Schedule of business combinations (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
2022 Business Combinations [Member] | Preliminary [Member]
Business Combinations and Acquisitions (Details) - Schedule of business combinations (Parentheticals) [Line Items]
Total fair value, net of cash acquired	$ 49
2021 business combinations [Member]
Business Combinations and Acquisitions (Details) - Schedule of business combinations (Parentheticals) [Line Items]
Total fair value, net of cash acquired		$ 5